EliteDesigns® Variable Annuity EliteDesigns® II Variable Annuity
Issued by:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001
Supplement Dated February 17, 2017
To Prospectus Dated May 1, 2016
Important Information about
Eaton Vance VT Large-Cap Value
This Supplement updates certain information in the Prospectus. Please read this Supplement carefully and retain it for future use.
Effective April 24, 2017, the Eaton Vance VT Large-Cap Value Subaccount (the “Subaccount”) will no longer be available as an investment option under your Contract. The underlying fund of the Subaccount, the Eaton Vance VT Large-Cap Value (the “Fund”), is expected to be liquidated on or about April 28, 2017.
If you have allocated Contract Value to the Subaccount, you may want to consider transferring your Contract Value to another available subaccount prior to April 28, 2017. Should you choose to request such a transfer, there will be no fees, charges, tax effects, penalties or alteration of your rights for transferring Contract Value from the Subaccount to another subaccount, and such a transfer will not count toward any transfer limit under your Contract.
If a transfer request is not received by the close of business on April 27, 2017, Contract Value allocated to the Subaccount and redemption proceeds received upon each Fund’s liquidation will be reallocated to the Rydex VIF U.S. Government Money Market Subaccount, which invests in the Rydex VIF U.S. Government Money Market Fund. The investment objective of the U.S. Government Money Market Fund is to seek to provide security of principal, high current income, and liquidity. In addition, if you have selected the Subaccount as part of a Dollar Cost Averaging, Asset Allocation or Rebalancing Program and you do not contact us to change your allocation, future transactions that would have been allocated to the Subaccount will be allocated to the Rydex VIF U.S. Government Money Market Subaccount.
More detailed information regarding the investment objective, policies, risks, and expenses associated with the Rydex VIF U.S. Government Money Market Fund, and other relevant information, may be found in the respective fund prospectus. The prospectus for an Underlying Fund should be read in conjunction with the Contract Prospectus. You may contact Security Benefit Life Insurance Company to obtain additional information, including a transfer request form or copies of the fund prospectus.
Below is a summary of the Subaccounts available under the Contract. There can be no assurance that any of the Underlying Funds will achieve its objective. More detailed information is contained in the prospectuses of the Underlying Funds, including information on the risks associated with the investments and investment techniques.

More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectus. Prospectuses for the Underlying Funds should be read in conjunction with this Prospectus.
Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
7Twelve™ Balanced Portfolio		Seeks superior volatility risk-adjusted returns when compared to the bond and equity markets in general.	7Twelve Advisors, LLC
AB VPS Dynamic Asset Allocation	B	Seeks to maximize total return consistent with the Adviser’s determination of reasonable risk.	AllianceBernstein LP
AB VPS Global Thematic Growth	B	Seeks long-term growth of capital.	AllianceBernstein LP
AB VPS Growth and Income	B	Seeks long-term growth of capital.	AllianceBernstein LP
AB VPS Small/Mid Cap Value	B	Seeks long-term growth of capital.	AllianceBernstein LP
Alger Capital Appreciation	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
Alger Large Cap Growth	S	Seeks long-term capital appreciation.	Fred Alger Mgmt., Inc.
ALPS/Alerian Energy Infrastructure	III	Seeks investment results that correspond generally with price and yield performance of its underlying index, Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.
American Century VP Income & Growth	II	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Investment Mgmt., Inc.
American Century VP Inflation Protection	II	Pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Mgmt., Inc.
American Century VP International	II	Seeks capital growth.	American Century Investment Mgmt., Inc.
American Century VP Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Mgmt., Inc.
American Funds IS® Asset Allocation	4	Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Mgmt. Company
American Funds IS® Blue Chip Income and Growth	4	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Mgmt. Company
American Funds IS® Global Bond	4	Seeks, over the long term, a high level of total return consistent with prudent invest-ment management.	Capital Research and Mgmt. Company
American Funds IS® Global Growth	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Company
American Funds IS® Global Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Company
American Funds IS® Global Small Capitalization	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Company
American Funds IS® Growth	4	Seeks growth of capital.	Capital Research and Mgmt. Company
American Funds IS® Growth-Income	4	Seeks long-term growth of capital and income.	Capital Research and Mgmt. Company
American Funds IS® International	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Company

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
American Funds IS® International Growth and Income	4	Seeks long-term growth of capital while providing current income.	Capital Research and Mgmt. Company
American Funds IS® Mortgage	4	Seeks current income and preservation of capital.	Capital Research and Mgmt. Company
American Funds IS® New World	4	Seeks long-term capital appreciation.	Capital Research and Mgmt. Company
American Funds IS® U.S. Government/AAA-Rated Securities	4	Seeks a high level of current income consistent with preservation of capital.	Capital Research and Mgmt. Company
BlackRock Basic Value V.I.	3	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BlackRock Capital Appreciation V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock Equity Dividend V.I.	3	Seeks long-term total return and current income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Global Opportunities V.I.	3	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock High Yield V.I.	3	Seeks to maximize total return, consistent with income generation and prudent invest-ment management.	BlackRock Advisors, LLC
BlackRock Large Cap Core V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Large Cap Growth V.I.	3	Seeks long-term capital growth.	BlackRock Advisors, LLC
Deutsche Capital Growth VIP	B
Seeks long-term growth of capital. The fund normally invests at least 65% of total assets in equities, mainly common stocks of US companies. The fund generally focuses on established companies that are similar in size to the companies in the S&P 500® Index (generally 500 of the largest companies in the US) or the Russell 1000® Growth Index (generally those stocks among the 1,000 largest US companies that have relatively higher price-to-earnings ratios and higher forecasted growth).
			Deutsche Investment Mgmt. Americas Inc.
Deutsche Core Equity VIP	B
Seeks long-term growth of capital, current income and growth of income. Under normal circumstances, the fund invests at least 80% of total assets, determined at the time of purchase, in equities, mainly common stocks. Although the fund can invest in companies of any size and from any country, it invests primarily in large US companies. Portfolio management may favor securities from different industries and companies at different times.
			Deutsche Investment Mgmt. Americas Inc.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Deutsche Large Cap Value VIP	B
Seeks a high rate of total return. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large US companies that are similar in size to the companies in the Russell 1000® Value Index and that portfolio management believes are undervalued. Although the fund can invest in stocks of any economic sector (which is comprised of two or more industries), at times it may emphasize certain sectors, even investing more than 25% of total assets in any one sector. The fund may invest up to 20% of total assets in foreign securities.
Deutsche Investment Mgmt. Americas Inc.
Deutsche Global Growth VIP	B
Seeks long-term capital growth. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of companies throughout the world that portfolio management considers to be “blue chip” companies.
Deutsche Investment Mgmt. Americas Inc.
Deutsche Global Small Cap VIP	B
Seeks above-average capital appreciation over the long term. The fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 30% of the aggregate market capitalization of the S&P Developed Broad Market Index). The fund may invest up to 20% of total assets in common stocks and other equities of large companies or in debt securities, including up to 5% of net assets in junk bonds (grade BB/Ba and below). The fund may invest in common stocks and other types of equities such as preferred stocks or convertible securities.
Deutsche Investment Mgmt. Americas Inc.
Deutsche Government & Agency Securities VIP	B
Seeks high current income consistent with preservation of capital. Under normal circum-stances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in US government securities and repurchase agreements of US government securities. The fund normally invests all of its assets in securities issued or guaranteed by the US government, its agencies or instrumentalities, except the fund may invest up to 10% of its net assets in cash equivalents, such as money market funds, and short-term bond funds. These securities may not be issued or guaranteed by the US government, its agencies or instrumentalities.
Deutsche Investment Mgmt. Americas Inc.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Deutsche High Income VIP	B
Seeks a high level of current income. Under normal circumstances, the fund generally invests at least 65% of net assets, plus the amount of any borrowings for investment purposes, in junk bonds, which are those rated below the fourth highest credit rating category (that is, grade BB/Ba and below). The fund may invest up to 50% of total assets in bonds denominated in US dollars or foreign currencies from foreign issuers.
Deutsche Investment Mgmt. Americas Inc.
Deutsche Small Mid Cap Value VIP	B
Seeks long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in under-valued common stocks of small and mid-size US companies. While the fund invests mainly in US stocks, it could invest up to 20% of net assets in foreign securities. The fund’s equity investments are mainly common stocks, but may also include other types of equities such as preferred or convertible stocks. The fund may also invest in initial public offerings and real estate investment trusts.
Deutsche Investment Mgmt. Americas Inc.
Dimensional VA Global Bond Portfolio		Seeks a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd and DFA Australia Limited
Dimensional VA International Small Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd and DFA Australia Limited
Dimensional VA International Value Portfolio		Seeks long-term capital appreciation	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd and DFA Australia Limited
Dimensional VA Short-Term Fixed Portfolio		Seeks a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP	Dimensional Fund Advisors Ltd and DFA Australia Limited
Dimensional VA U.S. Large Value Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP
Dimensional VA U.S. Targeted Value Portfolio		Seeks long-term capital appreciation.	Dimensional Fund Advisors LP
Dreyfus IP Small Cap Stock Index	Service	Seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).	The Dreyfus Corp.
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	The Dreyfus Corp.
Dreyfus Stock Index	Service	Seeks to match the total return of the Standard & Poor's® 500 Composite Stock Price Index (S&P 500® Index).	The Dreyfus Corp.	Mellon Capital Mgmt. Corporation
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corp.	Fayez Sarofim & Co.
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corp.	Boston Company Asset Mgmt., LLC
Eaton Vance VT Floating‑Rate Income		Seeks high level of current income.	Eaton Vance Mgmt.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Federated Fund for U.S. Government Securities II	II	Seeks current income by investing primarily in a diversified portfolio of U.S. government and government agency securities and mortgage-backed securities.	Federated Investment Mgmt. Company
Federated High Income Bond II	Service	Seeks high current income by investing primarily in a professionally managed, diver-sified portfolio of fixed-income securities.	Federated Investment Mgmt. Company
Fidelity® VIP Balanced	Service Class 2	Seeks income and capital growth consistent with reasonable risk.	Fidelity Mgmt. & Research Company	Fidelity Investment Money Mgmt., Inc., FMR Company, Inc. and other investment advisers
Fidelity® VIP Contrafund®	Service Class 2	Seeks long-term capital appreciation.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Disciplined Small Cap	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Company	Geode Capital Mgmt., LLC and FMR Company, Inc.
Fidelity® VIP Emerging Markets	Service Class 2	Seeks capital appreciation.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Growth & Income	Service Class 2	Seeks high total return through a combi-nation of current income and capital appreciation.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Growth Opportunities	Service Class 2	Seeks capital growth.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP High Income	Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Index 500	Service Class 2	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity Mgmt. & Research Company	Geode Capital Mgmt., LLC and FMR Company, Inc.
Fidelity® VIP Investment Grade Bond	Service Class 2	Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Company	Fidelity Investment Money Mgmt., Inc. and other investment advisers
Fidelity® VIP Mid Cap	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Overseas	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Company	FMR Company, Inc. and other investment advisers
Fidelity® VIP Real Estate	Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity SelectCo, LLC	FMR Company, Inc. and other investment advisers
Fidelity® VIP Strategic Income	Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Mgmt. & Research Company	Fidelity Investment Money Mgmt., Inc., FMR Company, Inc., FIL Investment Advisors (UK) Ltd. and other investment advisers
FormulaFolios US Equity Portfolio	1	Seeks long-term capital appreciation.	FormulaFolio Investment LLC
Franklin Flex Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Growth and Income VIP Fund	2	Seeks capital appreciation with current income as a secondary goal.	Franklin Advisers, Inc.
Franklin High Income VIP Fund[1]	2	Seeks a high level of current income with capital appreciation as a secondary goal.	Franklin Advisers, Inc.
Franklin Income VIP Fund	2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Franklin Large Cap Growth VIP Fund	2	Seeks capital appreciation.	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund	2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares VIP Fund	2	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund	2	Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Advisory Services, LLC
Franklin Small Cap Value VIP Fund	2	Seeks long-term total return.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth VIP Fund	2	Seeks long-term capital growth.	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund	2	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal.	Franklin Advisers, Inc.
Franklin U.S. Government Securities VIP Fund	2	Seeks income.	Franklin Advisers, Inc.
Goldman Sachs VIT Growth Opportunities	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT High Quality Floating Rate	Service	Seeks a high level of current income, consistent with low volatility of principal.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Large Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Mid Cap Value	Service	Seeks long-term capital appreciation.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Small Cap Equity Insights	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic Growth	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Goldman Sachs VIT Strategic International Equity	Service	Seeks long-term growth of capital.	Goldman Sachs Asset Mgmt., L.P.
Guggenheim VIF All Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Floating Rate Strategies		Seeks a high level of current income while maximizing total return.	Guggenheim Investments
Guggenheim VIF Global Managed Futures Strategy		Seeks to generate positive total returns over time.	Guggenheim Investments
Guggenheim VIF High Yield		Seeks high current income; capital appreciation is secondary objective.	Guggenheim Investments
Guggenheim VIF Large Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Long Short Equity		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF Managed Asset Allocation		Seeks growth of capital and, secondarily, preservation of capital.	Guggenheim Investments
Guggenheim VIF Mid Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Multi‑Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim VIF Small Cap Value		Seeks long term capital appreciation.	Guggenheim Investments

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Guggenheim VIF StylePlus Large Core		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Large Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Mid Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Small Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Total Return Bond		Seeks total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF World Equity Income		Seeks total return, comprised of capital appreciation and income.	Guggenheim Investments
Invesco V.I. American Franchise	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. American Value	Series II	Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	Invesco Advisers, Inc.
Invesco V.I. Balanced-Risk Allocation	Series II	Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisers, Inc.
Invesco V.I. Global Core Equity	Series II	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.
Invesco V.I. Global Health Care	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate	Series II	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.	Invesco Asset Mgmt. Ltd
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. Growth and Income	Series II	Seeks long-term growth of capital and income.	Invesco Advisers, Inc.
Invesco V.I. High Yield	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Managed Volatility	Series II	Seeks both capital appreciation and current income while managing portfolio volatility.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers, Inc.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Invesco V.I. S&P 500 Index	Series II	Seeks investment results that, before expenses, correspond to the total return (i.e., the combi-nation of capital changes and income) of the Standard & Poor’s® 500 Composite Stock Price Index.	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Ivy VIP Asset Strategy		Seeks total return.	Ivy Investment Mgmt. Co.
Ivy VIP Balanced		Seeks total return through a combination of capital appreciation and current income.	Ivy Investment Mgmt. Co.
Ivy VIP Core Equity		Seeks capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Dividend Opportunities		Seeks total return.	Ivy Investment Mgmt. Co.
Ivy VIP Energy		Seeks capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Global Bond		Seeks a high level of current income. Capital appreciation is a secondary objective.	Ivy Investment Mgmt. Co.
Ivy VIP Global Growth		Seeks to provide growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Global Natural Resources		Seeks capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Growth		Seeks growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP High Income		Seeks total return through a combination of high current income and capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP International Core Equity		Seeks capital growth and appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Limited‑Term Bond		Seeks current income consistent with preservation of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Mid Cap Growth		Seeks growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Real Estate Securities		Seeks total return through capital appreciation and current income.	Ivy Investment Mgmt. Co.	Advantus Capital Mgmt.
Ivy VIP Science and Technology		Seeks growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Small Cap Value[2]		Seeks capital appreciation.	Ivy Investment Mgmt. Co.
Ivy VIP Small Cap Growth		Seeks growth of capital.	Ivy Investment Mgmt. Co.
Ivy VIP Value		Seeks capital appreciation.	Ivy Investment Mgmt. Co.
Janus Aspen Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Forty	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Janus Portfolio	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Overseas	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Perkins Mid Cap Value	Service	Seeks capital appreciation.	Janus Capital Mgmt. LLC	Perkins Investment Mgmt. LLC

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
JPMorgan Insurance Trust Core Bond Portfolio	2	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMorgan Investment Mgmt.
JPMorgan Insurance Trust Intrepid MidCap Portfolio	2	Seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	JPMorgan Investment Mgmt.
JPMorgan Insurance Trust Small Cap Core Portfolio	2	Seeks capital growth over the long term.	JPMorgan Investment Mgmt.
JPMorgan Insurance Trust US Equity Portfolio	2	Seeks high total return from a portfolio of selected equity securities.	JPMorgan Investment Mgmt.
Lord Abbett Series Bond‑Debenture VC	VC	Seeks high current income and the oppor-tunity for capital appreciation to produce a high total return.	Lord, Abbett & Company LLC
Lord Abbett Series Calibrated Dividend Growth VC	VC	Seeks current income and capital appreciation.	Lord, Abbett & Company LLC
Lord Abbett Series Classic Stock VC	VC	Seeks growth of capital and growth of income consistent with reasonable risk.	Lord, Abbett & Company LLC
Lord Abbett Series Developing Growth VC	VC	Seeks long-term growth of capital.	Lord, Abbett & Company LLC
Lord Abbett Series Fundamental Equity VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Company LLC
Lord Abbett Series Growth and Income VC	VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Company LLC
Lord Abbett Series Growth Opportunities VC	VC	Seeks capital appreciation.	Lord, Abbett & Company LLC
Lord Abbett Series Mid Cap Stock VC	VC	Seeks capital appreciation through invest-ments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord, Abbett & Company LLC
Lord Abbett Series Total Return VC	VC	Seeks income and capital appreciation to produce a high total return.	Lord, Abbett & Company LLC
Lord Abbett Series Value Opportunities VC	VC	Seeks long-term capital appreciation.	Lord, Abbett & Company LLC
MFS® VIT Emerging Markets Equity	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Global Tactical Allocation	Service	Seeks total return.	Massachusetts Financial Services Co.
MFS® VIT High Yield	Service	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT II MA Investors Growth Stock	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT II Research International	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT International Value	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Investors Trust	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT New Discovery	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
MFS® VIT Research	Service	Seeks capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Total Return	Service	Seeks total return.	Massachusetts Financial Services Co.
MFS® VIT Total Return Bond	Service	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Co.
MFS® VIT Utilities	Service	Seeks total return.	Massachusetts Financial Services Co.
Morgan Stanley UIF Emerging Markets Debt	II	Seeks high total return.	Morgan Stanley Investment Mgmt. Inc.
Morgan Stanley UIF Emerging Markets Equity	II	Seeks long-term capital appreciation.	Morgan Stanley Investment Mgmt. Inc.	Morgan Stanley Investment Mgmt. Co.
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt. LLC
Morningstar Balanced ETF Asset Allocation Portfolio	II	Seeks capital appreciation and some current income.	ALPS Advisors, Inc.	Morningstar Investment Mgmt. LLC
Morningstar Conservative ETF Asset Allocation Portfolio	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt. LLC
Morningstar Growth ETF Asset Allocation Portfolio	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt. LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Morningstar Investment Mgmt. LLC
Neuberger Berman AMT Guardian	I	Seeks long-term growth of capital; current income is a secondary goal.	Neuberger Berman Mgmt. LLC	Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Socially Responsive	S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Mgmt. LLC	Neuberger Berman Investment Advisers LLC
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Global Strategic Income Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer International Growth Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund®/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
PIMCO VIT All Asset	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent invest-ment management.	Pacific Investment Mgmt. Company LLC	Research Affiliates, LLC
PIMCO VIT Commodity-RealReturn Strategy	Advisor	Seeks maximum real return, consistent with prudent investment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Foreign Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Company LLC

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
PIMCO VIT Global Bond (Unhedged)	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Global Multi-Asset Managed Allocation	Advisor	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Mgmt. Company LLC
PIMCO VIT High Yield	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Low Duration	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Real Return	Advisor	Seeks maximum real return, consistent with preservation of real capital and prudent invest-ment management.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Short-Term	Advisor	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Investment Mgmt. Company LLC
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Company LLC
Pioneer Bond VCT	II	Seeks current income from an investment grade portfolio with due regard to preser-vation of capital and prudent investment risk.	Pioneer Investment Mgmt., Inc.
Pioneer Emerging Markets VCT	II	Seeks long-term growth of capital.	Pioneer Investment Mgmt., Inc.
Pioneer Equity Income VCT	II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Investment Mgmt., Inc.
Pioneer High Yield VCT	II	Seeks to maximize total return through a combi-nation of income and capital appre-ciation.	Pioneer Investment Mgmt., Inc.
Pioneer Real Estate Shares VCT	II	Seeks long-term growth of capital.	Pioneer Investment Mgmt., Inc.	AEW Capital Mgmt., L.P.
Pioneer Strategic Income VCT	II	Seeks a high level of current income.	Pioneer Investment Mgmt., Inc.
Power Income VIT	2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Company Inc.
Probabilities Fund	2	Seeks capital appreciation.	Probabilities Fund Mgmt., LLC
Putnam VT Absolute Return 500	IB
Seeks a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.
			Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub‑Manager)	The Putnam Advisory Company, LLC
Putnam VT Capital Opportunities	IB	Seeks long-term growth of capital.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub‑Manager)
Putnam VT Diversified Income	IB	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub‑Manager)

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Putnam VT Equity Income	IB	Seeks capital growth and current income.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub‑Manager)
Putnam VT Global Asset Allocation	IB	Seeks long-term return consistent with preservation of capital.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub‑Manager)	The Putnam Advisory Company, LLC
Putnam VT Growth Opportunities	IB	Seeks capital appreciation.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub‑Manager)
Putnam VT High Yield	IB	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub‑Manager)
Putnam VT Income	IB	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub‑Manager)
Putnam VT Investors	IB	Seeks long-term growth of capital and any increased income that results from this growth.	Putnam Investment Mgmt., LLC (Advisor) Putnam Investments Limited (Sub‑Manager)
Redwood Managed Volatility	N	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.	Redwood Investment Mgmt., LLC
Rydex VIF Banking		Seeks capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Guggenheim Investments
Rydex VIF Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufac-ture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Guggenheim Investments
Rydex VIF Biotechnology
Seeks capital appreciation by investing in companies that are involved in the biotech-nology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Guggenheim Investments
Rydex VIF Commodities Strategy		Seeks investment results that correlate to the performance of S&P GSCI™ Commodity Index.	Guggenheim Investments
Rydex VIF Consumer Products		Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domesti-cally and internationally.	Guggenheim Investments

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Dow 2x Strategy
Seeks returns that match the performance, before fees and expenses, of a specific bench-mark on a daily basis. The current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Electronics
Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Guggenheim Investments
Rydex VIF Energy		Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Guggenheim Investments
Rydex VIF Energy Services
Seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Guggenheim Investments
Rydex VIF Europe 1.25x Strategy		Seeks investment results that correlate, before fees and expenses, to 125% of the fair value of the STOXX 50® Index.	Guggenheim Investments
Rydex VIF Financial Services		Seeks capital appreciation by investing in companies that are involved in the financial services sector.	Guggenheim Investments
Rydex VIF Government Long Bond 1.2x Strategy
Seeks investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its invest-ment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Health Care		Seeks capital appreciation by investing in companies that are involved in the health care industry.	Guggenheim Investments
Rydex VIF High Yield Strategy		Seeks investment results that correlate, before fees and expenses, to the perfor-mance of the high yield bond market.	Guggenheim Investments
Rydex VIF Internet		Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Guggenheim Investments

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Inverse Dow 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Government Long Bond Strategy
Seeks total returns that inversely correlate, before fees and expenses, to the price move-ments of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price move-ment of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Mid‑Cap Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index. The fund does not seek to achieve its invest-ment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse NASDAQ-100® Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index®. The fund does not seek to achieve its invest-ment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse Russell 2000® Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000® Index. The fund does not seek to achieve its invest-ment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Inverse S&P 500 Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Japan 2x Strategy		Seeks investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average.	Guggenheim Investments
Rydex VIF Leisure		Seeks capital appreciation by investing in companies engaged in leisure and entertain-ment businesses.	Guggenheim Investments
Rydex VIF Mid-Cap 1.5x Strategy
Seeks investment results that correlate, before fees and expenses, the performance of a specific benchmark for mid-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF NASDAQ‑100®		Seeks investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund’s current benchmark is the NASDAQ-100 Index®.	Guggenheim Investments
Rydex VIF NASDAQ‑100® 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Nova
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and develop-ment, and other precious metals related services.
Guggenheim Investments
Rydex VIF Real Estate		Seeks capital appreciation by investing in companies that are involved in the real estate industry, including real estate invest-ment trusts.	Guggenheim Investments
Rydex VIF Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Guggenheim Investments

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Russell 2000® 1.5x Strategy
Seeks investment results that correlate, before fees and expenses, to the perfor-mance of a specific benchmark for small-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Russell 2000® 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the Russell 2000® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF S&P 500 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund’s current bench-mark is the S&P 500 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P 500 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P MidCap 400 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The fund’s current benchmark is the S&P MidCap 400 Pure Value Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Growth
Seeks investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The fund’s current bench-mark is the S&P SmallCap 600 Pure Growth Index.
Guggenheim Investments
Rydex VIF S&P SmallCap 600 Pure Value
Seeks investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Value Index.
Guggenheim Investments

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Strengthening Dollar 2x Strategy
Seeks investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The fund’s current benchmark is 200% of the performance of the U.S. Dollar Index®. The fund does not seek to achieve its invest-ment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VIF Technology
Seeks capital appreciation by investing in companies that are involved in the tech-nology sector, including computer software and service companies, semiconductor manufacturers, networking and telecom-munications equipment manufacturers, PC hardware and peripherals companies.
Guggenheim Investments
Rydex VIF Telecommunications		Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Guggenheim Investments
Rydex VIF Transportation		Seeks capital appreciation by investing in companies engaged in providing transport-tation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.	Guggenheim Investments
Rydex VIF U.S. Government Money Market		Seeks security of principal, high current income, and liquidity.	Guggenheim Investments
Rydex VIF Utilities		Seeks capital appreciation by investing in companies that operate public utilities.	Guggenheim Investments
Rydex VIF Weakening Dollar 2x Strategy
Seeks investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
SEI VP Balanced Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SIMC
SEI VP Conservative Strategy	III	Seeks to manage risk of loss while providing the opportunity for modest capital appre-ciation.	SIMC
SEI VP Defensive Strategy	III	Seeks to manage risk of loss while providing current income and opportunity for limited capital appreciation.	SIMC
SEI VP Market Growth Strategy	III	Seeks capital appreciation while maintaining broad equity and fixed income market participation.	SIMC
SEI VP Market Plus Strategy	III	Seeks long-term capital appreciation.	SIMC
SEI VP Moderate Strategy	III	Seeks capital appreciation, while managing the risk of loss.	SIMC
T. Rowe Price Blue Chip Growth	II	Seeks long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
T. Rowe Price Equity Income	II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences	II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
T. Rowe Price Limited‑Term Bond	II	Seeks a high level of income consistent with moderate fluctuations in principal value.	T. Rowe Price Associates, Inc.
Templeton Developing Markets VIP Fund	2	Seeks long-term capital appreciation.	Templeton Asset Mgmt. Ltd.
Templeton Foreign VIP Fund	2	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund	2	Seeks high current income, consistent with preservation of capital, with capital appre-ciation as a secondary consideration.	Franklin Advisers, Inc.
Templeton Growth VIP Fund	2	Seeks long-term capital growth.	Templeton Global Advisors Ltd.
Third Avenue Value		Seeks long-term capital appreciation.	Third Avenue Mgmt. LLC
VanEck VIP Global Gold	S	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corporation
VanEck VIP Global Hard Assets	S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation
Vanguard® VIF Balanced		Seeks long-term capital appreciation and reasonable current income.	The Vanguard Group, Inc.	Wellington Mgmt. Co. LLP
Vanguard® VIF Capital Growth		Seeks long-term capital appreciation.	The Vanguard Group, Inc.	PRIMECAP Mgmt. Company
Vanguard® VIF Conservative Allocation		Seeks current income and low to moderate capital appreciation.	The Vanguard Group, Inc.	Vanguard Equity Investment Group
Vanguard® VIF Diversified Value		Seeks long-term capital appreciation and income.	The Vanguard Group, Inc.	Barrow, Hanley, Mewhinney & Strauss, LLC
Vanguard® VIF Equity Income		Seeks an above-average level of current income and reasonable long-term capital appreciation.	The Vanguard Group, Inc.	Vanguard Equity Investment Group and Wellington Mgmt. Co. LLP
Vanguard® VIF Equity Index		Seeks to track the performance of a bench-mark index that measures the investment return of large-capitalization stocks.	The Vanguard Group, Inc.	Vanguard Equity Investment Group
Vanguard® VIF Growth		Seeks long-term capital appreciation.	The Vanguard Group, Inc.	Jackson Square Partners, LLC, Wellington Mgmt. Company LLP, William Blair Investment Mgmt.
Vanguard® VIF High Yield Bond		Seeks a high level of current income.	The Vanguard Group, Inc.	Wellington Mgmt. Co. LLP
Vanguard® VIF International		Seeks long-term capital appreciation.	The Vanguard Group, Inc.	Baillie Gifford Overseas Ltd., M&G Investment Mgmt. Limited, Schroder Investment Mgmt. North America Inc.
Vanguard® VIF Mid‑Cap Index		Seeks to track the performance of a bench-mark index that measures the investment return of mid-capitalization stocks.	The Vanguard Group, Inc.	Vanguard Equity Investment Group
Vanguard® VIF Moderate Allocation		Seeks capital appreciation and a low to moderate level of current income.	The Vanguard Group, Inc.	Vanguard Equity Investment Group

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Vanguard® VIF REIT Index		Seeks a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.	The Vanguard Group, Inc.	Vanguard Equity Investment Group
Vanguard® VIF Short Term Investment Grade		Seeks current income while maintaining limited price volatility.	The Vanguard Group, Inc.	Vanguard Fixed Income Group
Vanguard® VIF Small Company Growth		Seeks long-term capital appreciation.	The Vanguard Group, Inc.	Granahan Investment Mgmt., Inc., Vanguard Equity Investment Group, Arrowpoint Partners
Vanguard® VIF Total Bond Market Index		Seeks to track the performance of a broad, market weighted bond index.	The Vanguard Group, Inc.	Vanguard Fixed Income Group
Vanguard® VIF Total Stock Market Index		Seeks to track the performance of a bench-mark index that measures the investment return of the overall stock market.	The Vanguard Group, Inc.	Vanguard Equity Investment Group
Virtus Equity Trend	A	Seeks long-term capital appreciation.	Virtus Investment Advisers, Inc.
Virtus International Series	A	Provide investors with access to high-quality international businesses selling at attractive valuations.	Virtus Investment Advisers, Inc.	Duff & Phelps Investment Mgmt. Co.
Virtus Multi-Sector Fixed Income Series	A	Seeks long-term total return.	Virtus Investment Advisers, Inc.	Newfleet Asset Mgmt.
Virtus Real Estate Securities Series	A	Seeks capital appreciation and income with approximately equal emphasis.	Virtus Investment Advisers, Inc.	Duff & Phelps Investment Mgmt. Co.
Virtus Small-Cap Growth Series	A	Seeks long-term capital growth.	Virtus Investment Advisers, Inc.	Kanye Anderson Rudnick Investment Mgmt. Co.
Virtus Strategic Allocation Series	A	Seeks high total return over an extended period of time consistent with prudent investment risk.	Virtus Investment Advisers, Inc.	Duff & Phelps Investment Mgmt. Co., Kayne Anderson Rudnick Investment Mgmt., LLC and Newfleet Asset Mgmt. LLC
Voya MidCap Opportunities Portfolio	S2	Seeks long-term capital appreciation.	Voya Investment, LLC	Voya Investment Mgmt. Company LLC
VY Clarion Global Real Estate Portfolio	S2	Seeks high total return consisting of capital appreciation and current income.	Voya Investment, LLC	CBRE Clarion Securities, LLC
VY Clarion Real Estate Portfolio	S2	Seeks total return including capital appre-ciation and current income.	Voya Investment, LLC	CBRE Clarion Securities, LLC
Wells Fargo International Equity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Omega Growth VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Wells Fargo Opportunity VT	2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt., LLC	Wells Capital Mgmt., Inc.
Western Asset Variable Global High Yield Bond	II	Seeks to maximize total return.	Legg Mason Partners Fund Adviser, LLC	Western Asset Mgmt. Company, Western Asset Mgmt. Company Ltd. and Western Asset Mgmt. Company Pte Ltd
1  Franklin High Income VIP Fund is expected to close to new investors on April 21, 2017 and liquidate about April 28, 2017.
2  Ivy VIP Small Cap Value will change its name to Ivy VIP Small Cap Core on March 3, 2017.

Please Retain This Supplement For Future Reference